Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders Equity Note [Abstract]
Summary of Ordinary Shares Issued and Outstanding

As of December 31, 2021 and 2020, the Company had the following number of ordinary shares with a par value £0.001 (equivalent to $0.001) issued and outstanding:

	December 31,
	2021	2020
Ordinary shares	38,987,122	—
Class A non-voting ordinary shares	1,616,367	—
B Ordinary shares	—	505,108
D Ordinary shares	—	155,669
E Ordinary shares	—	80,007
F Ordinary shares	—	327,084
G Ordinary shares	—	194,261
H Ordinary shares	—	88,871
I Ordinary shares	—	48,391
J Ordinary shares	—	262,478
L Ordinary shares	—	1,207,670
M Ordinary shares	—	811,436
N Ordinary shares	—	708,945
Deferred Shares	1	30,521
Total ordinary and deferred shares	40,603,490	4,420,441

Summary of Convertible Preferred Shares

As of December 31, 2020, Convertible Preferred Shares consisted of the following (in thousands, except share data):

	Shares		Liquidation	Carrying
	Authorized	Outstanding	preference	value
Series A preferred shares	28,250,000	28,250,000	$36,725	$36,725
Series B preferred shares (1)	52,192,070	52,192,070	124,615	124,312
Series C preferred shares	24,412,603	24,412,603	70,081	69,894
	104,854,673	104,854,673	$231,421	$230,931